Financial assets and liabilities, Other Financing (Details)				1 Months Ended		12 Months Ended
		Dec. 20, 2019 USD ($)	Jan. 31, 2017 USD ($)	Jul. 31, 2019 USD ($)	Jul. 31, 2018 USD ($)	Dec. 31, 2021 MXN ($) ExtensionOption	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2021 USD ($)	Jul. 31, 2021 MXN ($)	Jun. 19, 2021 MXN ($)	Jan. 31, 2021 MXN ($)	Dec. 31, 2020 USD ($)	Jul. 31, 2020 USD ($)	Nov. 26, 2018 MXN ($)	Oct. 11, 2018 MXN ($)	Jul. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Other Financing [Abstract]
Short-term						$ 57,106,000	$ 129,085,000
Long-term						65,601,000	53,644,000
Debt amount						$ 122,707,000	182,729,000
Basis points						1.00%			1.00%
Payment on debt						$ 29,781,000	123,703,000	$ 189,026,000
Daimler Financial Services Mexico, S. de R.L. de C.V. [Member]
Other Financing [Abstract]
Short-term						7,076,000	16,333,000
Long-term						11,103,000	0
Daimler Financial Services Mexico, S. de R.L. de C.V. [Member] | Debt Obligation - 1 [Member] | Fixed Rate [Member]
Other Financing [Abstract]
Debt amount						$ 40,900,000
Interest rate						12.00%			12.00%
Maturity date						November 2019
Daimler Financial Services Mexico, S. de R.L. de C.V. [Member] | Debt Obligation - 2 [Member] | Fixed Rate [Member]
Other Financing [Abstract]
Debt amount																$ 28,000,000
Interest rate																12.90%
Maturity date						October 2021
Daimler Financial Services Mexico, S. de R.L. de C.V. [Member] | Debt Obligation - 2 [Member] | Fixed Rate [Member] | Covid-19 [Member]
Other Financing [Abstract]
Maturity date						January 2022
Grace period						3 months
Number of grace period options | ExtensionOption						2
Daimler Financial Services Mexico, S. de R.L. de C.V. [Member] | Debt Obligation - 3 [Member] | Fixed Rate [Member]
Other Financing [Abstract]
Debt amount											$ 19,900,000
Interest rate											12.90%
Maturity date						June 2024
Banco Autofin Mexico, S.A. Institucion de Banca Multiple [Member]
Other Financing [Abstract]
Short-term						$ 14,732,000	23,352,000
Long-term						7,257,000	12,773,000
Banco Autofin Mexico, S.A. Institucion de Banca Multiple [Member] | Line of Credit - 1 [Member] | Variable Rate [Member]
Other Financing [Abstract]
Debt amount						$ 45,800,000
Variable rate basis						28-day TIIE
Basis points						4.50%			4.50%
Maturity date						September 2021
Banco Autofin Mexico, S.A. Institucion de Banca Multiple [Member] | Line of Credit - 2 [Member] | Variable Rate [Member]
Other Financing [Abstract]
Debt amount						$ 34,600,000
Variable rate basis						28-day TIIE
Basis points						4.50%			4.50%
Maturity date						September 2021
Banco Autofin Mexico, S.A. Institucion de Banca Multiple [Member] | Line of Credit - 3 [Member] | Variable Rate [Member]
Other Financing [Abstract]
Debt amount						$ 25,500,000
Variable rate basis						28-day TIIE
Basis points						4.50%			4.50%
Maturity date						September 2021
Banco Autofin Mexico, S.A. Institucion de Banca Multiple [Member] | Line of Credit - 4 [Member] | Variable Rate [Member]
Other Financing [Abstract]
Debt amount						$ 21,600,000
Variable rate basis						28-day TIIE
Basis points						4.50%			4.50%
Maturity date						September 2021
Banco Autofin Mexico, S.A. Institucion de Banca Multiple [Member] | Line of Credit - 5 [Member] | Variable Rate [Member]
Other Financing [Abstract]
Debt amount						$ 8,400,000
Variable rate basis						28-day TIIE
Basis points						4.50%			4.50%
Maturity date						September 2021
Banco Autofin Mexico, S.A. Institucion de Banca Multiple [Member] | Line of Credit - 6 [Member] | Variable Rate [Member]
Other Financing [Abstract]
Debt amount															$ 20,000,000
Variable rate basis						28-day TIIE
Basis points															5.50%
Maturity date						November 2023
Banco Autofin Mexico, S.A. Institucion de Banca Multiple [Member] | Line of Credit - 6 [Member] | Variable Rate [Member] | Covid-19 [Member]
Other Financing [Abstract]
Grace period						6 months
INPIASA, S.A. de C.V. [Member]
Other Financing [Abstract]
Short-term	[1]					$ 1,044,000	1,435,000
Long-term	[1]					0	0
INPIASA, S.A. de C.V. [Member] | Line of Credit - 1 [Member] | Variable Rate [Member]
Other Financing [Abstract]
Debt amount						$ 15,700,000
Variable rate basis						28-day TIIE
Basis points						4.50%			4.50%
Maturity date						August 2021
HSBC, S.A. [Member]
Other Financing [Abstract]
Short-term	[1]					$ 0	951,000
Long-term	[1]					0	0
HSBC, S.A. [Member] | Line of Credit - 1 [Member] | Variable Rate [Member]
Other Financing [Abstract]
Debt amount						$ 9,770,000
Variable rate basis						28-day TIIE
Basis points						3.00%			3.00%
Maturity date						April 2021
HSBC, S.A. [Member] | Line of Credit - 1 [Member] | Variable Rate [Member] | Covid-19 [Member]
Other Financing [Abstract]
Grace period						3 months
Banco del Bajio, S.A. Intemza [Member]
Other Financing [Abstract]
Short-term	[1]					$ 0	211,000
Long-term	[1]					0	0
Banco del Bajio, S.A. Intemza [Member] | Line of Credit - 1 [Member] | Variable Rate [Member]
Other Financing [Abstract]
Debt amount						$ 9,360,000
Variable rate basis						28-day TIIE
Basis points						2.50%			2.50%
Maturity date						August 2020
Banco del Bajio, S.A. [Member]
Other Financing [Abstract]
Short-term						$ 4,519,000	1,714,000
Long-term						20,715,000	9,571,000
Banco del Bajio, S.A. [Member] | Line of Credit - 3 [Member] | Variable Rate [Member]
Other Financing [Abstract]
Debt amount						12,000,000.0
Mortgage guarantee						$ 30,000,000.0
Variable rate basis						TIIE 28 days
Basis points						6.00%			6.00%
Maturity date						July 2027
Banco del Bajio, S.A. [Member] | Line of Credit - 3 [Member] | Variable Rate [Member] | Covid-19 [Member]
Other Financing [Abstract]
Grace period						6 months
Banco del Bajio, S.A. [Member] | Line of Credit - 4 [Member] | Variable Rate [Member]
Other Financing [Abstract]
Debt amount						$ 18,000,000.0
Variable rate basis						TIIE 28 days
Basis points						6.00%			6.00%
Maturity date						July 2027
Portafolio de Negocios, S.A. de C.V. SOFOM [Member]
Other Financing [Abstract]
Short-term						$ 0	2,738,000
Long-term						0	6,334,000
Portafolio de Negocios, S.A. de C.V. SOFOM [Member] | Line of Credit - 1 [Member] | Fixed Rate [Member]
Other Financing [Abstract]
Debt amount						$ 10,000,000.0
Interest rate						15.00%			15.00%
Maturity date						July 2023
Other Investors [Member]
Other Financing [Abstract]
Short-term						$ 18,446,000	12,000,000
Long-term						0	0
Other Investors [Member] | Line of Credit - 1 [Member] | Fixed Rate [Member]
Other Financing [Abstract]
Debt amount						$ 6,000,000.0
Interest rate						15.00%			15.00%
Maturity date						October 2020
Other Investors [Member] | Line of Credit - 2 [Member] | Fixed Rate [Member]
Other Financing [Abstract]
Debt amount												$ 1,000,000.0
Other Investors [Member] | Line of Credit - 3 [Member] | Fixed Rate [Member]
Other Financing [Abstract]
Debt amount										$ 47,200,000
Interest rate										15.00%
Maturity date						September 2022
Others [Member]
Other Financing [Abstract]
Short-term									$ 0				$ 59,806,000
Long-term									0				0
Others [Member] | Unsecured Loan - 1 [Member] | Fixed Rate [Member]
Other Financing [Abstract]
Debt amount																		$ 3,000,000
Interest rate																		11.25%
Maturity date						July 2017
Others [Member] | Unsecured Loan - 2 [Member] | Fixed Rate [Member]
Other Financing [Abstract]
Debt amount																		$ 3,000,000
Interest rate																		11.25%
Maturity date						July 2017
Others [Member] | Unsecured Loans [Member]
Other Financing [Abstract]
Payment on debt			$ 1,000,000
Others [Member] | Unsecured Loans [Member] | Fixed Rate [Member]
Other Financing [Abstract]
Debt amount																	$ 5,000,000
Interest rate																	11.25%
Maturity date						July 2018
Payment on debt		$ 1,000,000.0		$ 4,000,000	$ 500,000
Others [Member] | Unsecured Loans Rescheduled [Member] | Fixed Rate [Member]
Other Financing [Abstract]
Debt amount					$ 4,500,000
Interest rate					11.25%
Maturity date						July 2019
Others [Member] | Unsecured Loans Rescheduled - 2 [Member] | Fixed Rate [Member]
Other Financing [Abstract]
Debt amount														$ 3,000,000.0
Interest rate														11.25%
Maturity date						July 2021
Hewlett Packard [Member]
Other Financing [Abstract]
Short-term						$ 137,000	0		7,429,000				4,180,000
Long-term						$ 485,000	0		18,983,000				14,679,000
Hewlett Packard [Member] | Line of Credit - 1 [Member] | Fixed Rate [Member]
Other Financing [Abstract]
Debt amount									$ 607,800
Interest rate						6.84%			6.84%
Maturity date						March 2024
Hewlett Packard [Member] | Line of Credit - 1 [Member] | Fixed Rate [Member] | Covid-19 [Member]
Other Financing [Abstract]
Grace period						3 months
Hewlett Packard [Member] | Line of Credit - 2 [Member] | Fixed Rate [Member]
Other Financing [Abstract]
Debt amount									$ 201,600
Interest rate						6.13%			6.13%
Maturity date						October 2024
Hewlett Packard [Member] | Line of Credit - 2 [Member] | Fixed Rate [Member] | Covid-19 [Member]
Other Financing [Abstract]
Grace period						3 months
Hewlett Packard [Member] | Line of Credit - 3 [Member] | Fixed Rate [Member]
Other Financing [Abstract]
Debt amount									$ 86,600
Interest rate						5.96%			5.96%
Maturity date						March 2025
Hewlett Packard [Member] | Line of Credit - 4 [Member] | Fixed Rate [Member]
Other Financing [Abstract]
Debt amount									$ 96,900
Interest rate						7.16%			7.16%
Maturity date						April 2025
Hewlett Packard [Member] | Line of Credit - 5 [Member] | Fixed Rate [Member]
Other Financing [Abstract]
Debt amount									$ 252,100
Interest rate						4.58%			4.58%
Maturity date						August 2025
Hewlett Packard [Member] | Line of Credit - 6 [Member] | Fixed Rate [Member]
Other Financing [Abstract]
Debt amount									$ 43,300
Interest rate						5.14%			5.14%
Maturity date						December 2025
Hewlett Packard [Member] | Line of Credit - 7 [Member] | Fixed Rate [Member]
Other Financing [Abstract]
Debt amount									$ 385,000.0
Interest rate						4.76%			4.76%
Maturity date						December 2025
PNC, Bank, N.A. [Member]
Other Financing [Abstract]
Short-term									$ 3,529,000				3,429,000
Long-term									7,058,000				10,287,000
PNC, Bank, N.A. [Member] | Line of Credit - 1 [Member] | Fixed Rate [Member]
Other Financing [Abstract]
Debt amount									$ 860,000
Interest rate						4.40%			4.40%
Maturity date						July 2024
Payable in Mexican Pesos [Member]
Other Financing [Abstract]
Short-term						$ 46,148,000	59,297,000
Long-term						39,560,000	28,678,000
Short-term interest payable						194,000	563,000
Long-term interest payable						$ 0	$ 0
Payable in Mexican Pesos [Member] | Hewlett Packard [Member] | Line of Credit - 1 [Member] | Fixed Rate [Member]
Other Financing [Abstract]
Debt amount												$ 622,500
Interest rate												9.87%
Maturity date						December 2025
Payable in US Dollars [Member]
Other Financing [Abstract]
Short-term									$ 10,958,000				69,788,000
Long-term									26,041,000				24,966,000
Short-term interest payable									0				2,373,000
Long-term interest payable									$ 0				$ 0

[1]	They correspond to judicial and private agreements signed for the debt recognition with respect to Deposit Certificates secured and backed by Almacenadora de Depósito Moderno, S.A. de C.V. (ADEMSA), a related party.